2. Intangible Assets - Intangible Assets (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 402,000	$ 402,000	$ 402,000	$ 402,000
Less: accumulated amortization	180,900	175,875	160,800	155,775
Net intangible assets	$ 221,100	$ 226,125	$ 241,200	$ 246,225